Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Credit Opportunities Fund

For the period ended March 31, 2023

Schedule of Investments (unaudited)

March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
LONG-TERM INVESTMENTS 93.31%

ASSET-BACKED SECURITIES 15.77%

Automobiles 6.66%
CAL Receivables LLC 2022-1 B	8.908% (1 Mo. SOFR + 4.35%)		10/15/2026	$23,900,000		$23,112,096
Carvana Auto Receivables Trust 2021-N1 R†	Zero Coupon		1/10/2028	10,000	(a)	1,906,117	(b)
Exeter Automobile Receivables Trust 2021-4A R†	Zero Coupon		12/15/2033	18,050	(a)	5,157,165	(b)
Flagship Credit Auto Trust 2020 4 R†	Zero Coupon		7/17/2028	17,826	(a)	2,865,228	(b)
Flagship Credit Auto Trust 2023-1 E†	11.44%		4/15/2030	16,500,000		16,527,921
PenFed Auto Receivables Owner Trust 2022-A R1†	Zero Coupon		6/17/2030	30,000		5,622,714
Santander Bank Auto Credit-Linked Notes 2022-C D†	8.197%		12/15/2032	3,274,342		3,278,787
Santander Bank Auto Credit-Linked Notes 2022-C E†	11.366%		12/15/2032	3,929,210		3,934,966
Santander Bank Auto Credit-Linked Notes 2022-C F†	14.592%		12/15/2032	20,000,000		20,077,756
Tricolor Auto Securitization Trust 2021-1A F†	5.08%		5/15/2028	5,250,000		4,907,280
Total						87,390,030

Credit Card 0.73%
Continental Finance Credit Card ABS Master Trust 2020-1A C†	5.75%		12/15/2028	6,500,000		6,013,980
Genesis Sales Finance Master Trust 2021-AA F†	5.59%		12/21/2026	4,000,000		3,605,615
Total						9,619,595

Other 8.38%
AMMC CLO Ltd. 2020 23A ER†	11.192% (3 Mo. LIBOR + 6.40%)	#	10/17/2031	7,500,000		6,628,146
Anchorage Capital CLO 25 Ltd. 2022-25A SUB†	Zero Coupon	#	4/20/2035	8,000,000		5,406,191
Ares XLVI CLO Ltd. 2017-46A E†	10.092% (3 Mo. LIBOR + 5.30%)	#	1/15/2030	250,000		205,577
Avant Loans Funding Trust 2021-REV1 E†	6.41%		7/15/2030	3,931,000		3,445,321
Ballyrock CLO Ltd. 2023-23A C†	10.191% (3 Mo. Term SOFR + 5.20%)	#	4/25/2036	5,300,000		5,288,340
Carlyle US CLO Ltd. 2021-10A E†	11.308% (3 Mo. LIBOR + 6.50%)	#	10/20/2034	5,000,000		4,320,153
CARLYLE US CLO Ltd. 2021-5A E†	11.058% (3 Mo. LIBOR + 6.25%)	#	7/20/2034	8,125,000		7,050,450

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate		Maturity Date		Principal Amount		Fair Value
Other (continued)
Dryden 45 Senior Loan Fund 2016-45A ER†	10.642% (3 Mo. LIBOR + 5.85%)	#	10/15/2030		$7,763,000		$6,516,819
Dryden 65 CLO Ltd. 2018-65A E†	10.545% (3 Mo. LIBOR + 5.75%)	#	7/18/2030		3,000,000		2,565,000
Fairstone Financial Issuance Trust I 2020-1A D†(c)	6.873%		10/20/2039	CAD	6,570,000		4,740,726
Galaxy XVIII CLO Ltd. 2018-28A E†	10.792% (3 Mo. LIBOR + 6.00%)	#	7/15/2031		$3,550,000		3,100,417
Galaxy XXVI CLO Ltd. 208-26A E†	10.759% (3 Mo. LIBOR + 5.85%)	#	11/22/2031		11,410,000		9,890,092
Lending Funding Trust 2020-2A D†	6.77%		4/21/2031		4,625,000		4,024,089
Lendmark Funding Trust 2021-2A D†	4.46%		4/20/2032		2,000,000		1,534,369
OCP CLO Ltd. 2014-6A DR†	11.35% (3 Mo. LIBOR + 6.52%)	#	10/17/2030		6,087,000		5,120,223
OCP CLO Ltd. 2023-26A SUB†	Zero Coupon	#	4/17/2036		17,000,000		16,310,480	(b)
Pagaya AI Debt Selection Trust 2020-1 CERT†	Zero Coupon		7/15/2027		2,000,000	(a)	586,252	(b)
Pagaya AI Debt Selection Trust 2021-1 CERT†	Zero Coupon	#	11/15/2027		2,153,846	(a)	96,682
Perimeter Master Note Business	8.13%		5/15/2027		15,000,000		13,825,830
Post Road Equipment Finance E†	4.36%		3/15/2029		3,733,000		3,572,915
Regatta XIV Funding Ltd. 2018-3A E†	10.768% (3 Mo. LIBOR + 5.95%)	#	10/25/2031		3,400,000		2,814,838
TICP CLO XI Ltd. 2018-11A E†	10.808% (3 Mo. LIBOR + 6.00%)	#	10/20/2031		3,175,000		2,826,785
Total							109,869,695
Total Asset-Backed Securities (cost $247,514,584)							206,879,320

					Shares
COMMON STOCKS 0.01%

Transportation Infrastructure
ACBL Holdings Corp. (cost $132,392)					4,355		128,472

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
CONVERTIBLE BONDS 4.19%

Airlines 0.81%
JetBlue Airways Corp.	0.50%		4/1/2026	$13,694,000	$10,571,768

Chemicals 0.14%
Danimer Scientific, Inc.†	3.25%		12/15/2026	4,000,000	1,811,530

Commercial Services 1.69%
Affirm Holdings, Inc.	Zero Coupon		11/15/2026	14,500,000	9,388,750
Chegg, Inc.	0.125%		3/15/2025	13,500,000	11,880,000
Sabre GLBL, Inc.	4.00%		4/15/2025	1,000,000	905,170
Total					22,173,920

Internet 0.50%
Airbnb, Inc.	Zero Coupon		3/15/2026	7,500,000	6,577,500

Oil & Gas 0.46%
Nabors Industries, Inc.†	1.75%		6/15/2029	7,000,000	6,097,000

Trucking & Leasing 0.59%
Greenbrier Cos., Inc.	2.875%		4/15/2028	9,000,000	7,681,500
Total Convertible Bonds (cost $64,685,451)					54,913,218

CORPORATE BONDS 59.59%

Auto Parts & Equipment 0.98%
Real Hero Merger Sub 2, Inc.†	6.25%		2/1/2029	17,300,000	12,807,512

Banks 2.12%
Comerica Bank	2.50%		7/23/2024	13,754,000	12,706,897
First Republic Bank	4.375%		8/1/2046	11,743,000	6,385,256
First Republic Bank	4.625%		2/13/2047	5,268,000	2,903,985
Western Alliance Bancorp	3.00% (3 Mo. Term SOFR + 2.25%)	#	6/15/2031	8,441,000	5,836,871
Total					27,833,009

Building Materials 4.42%
Eco Material Technologies, Inc.†	7.875%		1/31/2027	12,242,000	11,630,890
Oscar AcquisitionCo LLC/Oscar Finance, Inc.†	9.50%		4/15/2030	34,181,000	29,442,659
Victors Merger Corp.†	6.375%		5/15/2029	28,649,000	16,952,702
Total					58,026,251

Chemicals 0.60%
Kobe US Midco 2, Inc. PIK 10.0%†	9.25%		11/1/2026	10,760,000	7,801,000

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate		Maturity Date		Principal Amount		Fair Value
Commercial Services 4.80%
BCP V Modular Services Finance plc(c)	6.75%		11/30/2029		EUR	33,576,000	$29,169,715
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS (Turkey)(d)	9.50%		7/10/2036			$6,388,016	5,236,385
Sabre GLBL, Inc.†	7.375%		9/1/2025			26,676,000	23,861,682
Sabre GLBL, Inc.†	9.25%		4/15/2025			5,000,000	4,714,800
Total							62,982,582

Diversified Financial Services 8.94%
Advisor Group Holdings, Inc.†	10.75%		8/1/2027			13,161,000	13,370,260
Armor Holdco, Inc.†	8.50%		11/15/2029			22,250,000	18,137,884
Bread Financial Holdings, Inc.†	7.00%		1/15/2026			8,054,000	7,129,962
Global Aircraft Leasing Co. Ltd. (Cayman Islands)†(d)	6.50%		9/15/2024			38,038,729	34,240,942
SCF Preferred Equity LLC†	7.50% (5 Yr. Treasury CMT + 6.73%)	#	–	(e)		15,000,000	12,225,000
VistaJet Malta Finance plc/XO Management Holding, Inc. (Malta)†(d)	6.375%		2/1/2030			36,059,000	32,173,682
Total							117,277,730

Engineering & Construction 0.46%
Promontoria Holding 264 BV (Netherlands)†(d)	7.875%		3/1/2027			6,260,000	6,045,441

Entertainment 1.04%
AMC Entertainment Holdings, Inc.†	10.00%		6/15/2026			22,428,687	13,569,356

Environmental Control 2.27%
Madison IAQ LLC†	5.875%		6/30/2029			38,571,000	29,834,283

Home Builders 0.33%
STL Holding Co. LLC†	7.50%		2/15/2026			4,964,000	4,364,945

Lodging 1.37%
Full House Resorts, Inc.†	8.25%		2/15/2028			19,739,000	17,980,255

Machinery-Diversified 2.26%
SPX FLOW, Inc.†	8.75%		4/1/2030			34,357,000	29,688,571

Oil & Gas 18.45%
Berry Petroleum Co. LLC†	7.00%		2/15/2026			31,570,000	29,647,229
Callon Petroleum Co.†	8.00%		8/1/2028			6,750,000	6,693,300
Crescent Energy Finance LLC†	7.25%		5/1/2026			27,052,000	25,453,768
Crescent Energy Finance LLC†	9.25%		2/15/2028			11,582,000	11,115,882
Earthstone Energy Holdings LLC†	8.00%		4/15/2027			28,939,000	28,108,821

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Gulfport Energy Corp.†	8.00%	5/17/2026	$10,890,000	$10,794,168
Kosmos Energy Ltd.†	7.50%	3/1/2028	11,580,000	9,438,214
Kosmos Energy Ltd.†	7.75%	5/1/2027	5,300,000	4,457,989
Nabors Industries Ltd.†	7.25%	1/15/2026	16,551,000	15,801,819
Petroleos Mexicanos (Mexico)(d)	6.84%	1/23/2030	14,000,000	11,617,333
Precision Drilling Corp. (Canada)†(d)	6.875%	1/15/2029	10,977,000	9,971,507
Precision Drilling Corp. (Canada)†(d)	7.125%	1/15/2026	5,075,000	4,961,117
Tap Rock Resources LLC†	7.00%	10/1/2026	31,275,000	27,427,175
Vital Energy, Inc.†	7.75%	7/31/2029	32,055,000	26,767,848
Vital Energy, Inc.	10.125%	1/15/2028	4,657,000	4,476,262
W&T Offshore, Inc.†	11.75%	2/1/2026	15,641,000	15,340,312
Total				242,072,744

Oil & Gas Services 4.80%
KLX Energy Services Holdings, Inc.†	11.50%	11/1/2025	1,759,000	1,655,738
Nine Energy Service, Inc.	13.00%	2/1/2028	30,437,000	28,874,973
Oceaneering International, Inc.	6.00%	2/1/2028	20,210,000	19,013,807
Welltec International ApS (Denmark)†(d)	8.25%	10/15/2026	10,360,000	10,432,777
Welltec International ApS (Denmark)(d)	8.25%	10/15/2026	2,930,000	2,950,583
Total				62,927,878

Real Estate 1.32%
CIFI Holdings Group Co. Ltd. (China)(d)	4.375%	4/12/2027	2,000,000	433,717
CIFI Holdings Group Co. Ltd. (China)(d)	5.25%	5/13/2026	1,800,000	390,346
CIFI Holdings Group Co. Ltd. (China)(d)	6.00%	7/16/2025	7,000,000	1,502,133
Kaisa Group Holdings Ltd. (China)(d)	10.50%	1/15/2025	5,000,000	626,485
Kaisa Group Holdings Ltd. (China)(d)(f)	11.95%	11/12/2023	2,300,000	287,885
Logan Group Co. Ltd. (China)(d)(f)	4.50%	1/13/2028	4,000,000	919,318
Logan Group Co. Ltd. (China)(d)(f)	5.25%	2/23/2023	8,000,000	1,898,569
Shimao Group Holdings Ltd. (Hong Kong)(d)	3.45%	1/11/2031	7,277,000	1,024,024
Shimao Group Holdings Ltd. (Hong Kong)(d)	5.20%	1/16/2027	26,223,000	3,914,009
Sunac China Holdings Ltd. (China)(d)(f)	5.95%	4/26/2024	13,500,000	3,287,376
Sunac China Holdings Ltd. (China)(d)	6.50%	1/10/2025	8,000,000	1,919,436
Sunac China Holdings Ltd. (China)(d)(f)	6.80%	10/20/2024	3,500,000	852,239
Sunac China Holdings Ltd. (China)(d)	7.50%	2/1/2024	1,000,000	243,497
Total				17,299,034

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Retail 5.43%
BCPE Ulysses Intermediate, Inc. PIK 8.50%†	7.75%	4/1/2027		$43,750,000	$34,403,906
Carrols Restaurant Group, Inc.†	5.875%	7/1/2029		16,536,000	13,331,075
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028		38,025,000	23,423,400
Total					71,158,381
Total Corporate Bonds (cost $844,450,885)					781,668,972

FLOATING RATE LOANS(g) 9.01%

Building & Construction 0.62%
USIC Holdings, Inc. 2021 2nd Lien Term Loan	11.34% (1 Mo. LIBOR + 6.50%)	5/14/2029		8,726,238	8,093,586

Building Materials 1.29%
ACProducts, Inc. 2021 Term Loan B	9.409% (1 Mo. LIBOR)	5/17/2028		21,166,903	16,920,293

Entertainment 0.71%
Vue International Bidco p.l.c. 2022 EUR Term Loan(c)	11.086% (6 Mo. EURIBOR + 8.00%)	6/30/2027	EUR	2,105,399	1,952,226
Vue International Bidco p.l.c. 2023 EUR PIK Term Loan 6.00%(c)	4.346% (3 Mo. EURIBOR + 2.00%)	12/31/2027	EUR	11,897,898	7,370,992
Total					9,323,218

Financial 0.89%
NEXUS Buyer LLC 2021 Second Lien Term Loan	11.09% (1 Mo. LIBOR)	11/5/2029		$13,000,001	11,618,751

Gaming/Leisure 1.92%
Silk Bidco AS EUR Term Loan B(c)	7.197% (6 Mo. LIBOR + 4.00%)	2/24/2025	EUR	25,018,596	25,173,144

Manufacturing 0.71%
ABG Intermediate Holdings 2 LLC 2021 2nd Lien Term Loan	10.907% (1 Mo. Term SOFR)	12/20/2029		$9,978,802	9,267,812

Oil Field Equipment & Services 1.57%
Ulterra Drilling Technologies, LP Term Loan B	10.09% (1 Mo. LIBOR)	11/26/2025		21,096,300	20,639,248

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pharmaceuticals 0.20%
Canopy Growth Corporation Term Loan (Canada)(d)	13.279% (1 Mo. LIBOR + 8.50%)		3/18/2026	$3,205,149	$2,627,549
Recreation & Travel 0.06%
United FP Holdings, LLC 2019 2nd Lien Term Loan	13.659% (3 Mo. LIBOR + 8.50%)		12/30/2027	1,000,000	767,500
Software 0.52%
ECL Entertainment, LLC Term Loan	12.422% (1 Mo. LIBOR + 7.50%)		5/1/2028	6,813,033	6,825,842
Support: Services 0.52%
KUEHG Corp. 2017 2nd Lien Term Loan	13.41% (3 Mo. LIBOR + 8.25%)		8/22/2025	7,090,000	6,880,242
Total Floating Rate Loans (cost $123,129,645)					118,137,185

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.67%
BX Trust 2018-GW MZ MC†	10.172% (1 Mo. LIBOR + 5.49%)	#	5/15/2037	4,000,000	3,894,644
CF Trust 2019-BOSS B1A†	16.184% (1 Mo. LIBOR + 11.50%)	#	12/15/2024	1,100,000	1,066,367	(b)
Commercial Mortgage Pass-Through Certificates 2015-DC1 D†	4.299%	#(h)	2/10/2048	5,000,000	3,579,865
GS Mortgage Securities Corp. Trust 2021-RENT G†	10.478% (1 Mo. LIBOR + 5.70%)	#	11/21/2035	8,214,886	7,071,174
GS Mortgage Securities Corp. Trust 2021-RSMZ MZ†	14.184% (1 Mo. LIBOR + 9.50%)	#	6/15/2026	11,250,000	10,779,628
GS Mortgage Securities Trust 2013-GC12 E†	3.25%		6/10/2046	10,790,000	10,391,556
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.805%	#(h)	6/10/2027	614,619	16,134
JPMorgan Chase Commercial Mortgage Securities Trust 2020-1 F†	13.942% (1 Mo. Term SOFR + 9.11%)	#	9/15/2029	850,000	570,563
JPMorgan Chase Commercial Mortgage Securities Trust 2021-1 XCP†	Zero Coupon	#(h)	9/15/2029	67,025,943	1	(i)
JPMorgan Chase Commercial Mortgage Securities Trust 2021-1440 F†	9.534% (1 Mo. LIBOR + 4.85%)	#	3/15/2036	6,025,000	5,596,757

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2021-BOLT D†	11.385% (1 Mo. LIBOR + 6.70%)	#	8/15/2033	$15,790,000	(a)	$15,522,721
Laurel Road Prime Student Loan Trust 2019-A R†	Zero Coupon		10/25/2048	3,486,019		771,107
Palisades Center Trust 2016-PLSD A†	2.713%		4/13/2033	3,200,000		1,968,000
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	225,000		10,631
Total Non-Agency Commercial Mortgage-Backed Securities (cost $61,760,542)						61,239,148

	Dividend Rate			Shares

PREFERRED STOCKS 0.07%

Transportation Infrastructure
ACBL Holdings Corp.	Zero Coupon			14,619		314,308
ACBL Holdings Corp.	Zero Coupon			15,891		651,531
Total Preferred Stocks (cost $762,750)						965,839

	Exercise Price		Expiration Date

WARRANTS 0.00%

Specialty Retail
Chinos Intermediate Holdings A, Inc.* (cost $34,898)	$2.63		12/31/2099	9,971		26,174
Total Long-Term Investments (cost $1,342,471,147)						1,223,958,328

	Interest Rate		Maturity Date	Principal Amount

SHORT-TERM INVESTMENTS 4.11%

COMMERCIAL PAPER 1.80%

Commercial Services 0.33%
Global Payments, Inc.	5.731%		4/3/2023	$4,387,000		4,387,000

Construction & Engineering 0.45%
QUANTA SERVICES, Inc.	5.883%		4/3/2023	250,000		250,000
QUANTA SERVICES, Inc.	5.883%		4/3/2023	5,634,000		5,634,000
Total						5,884,000

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electronics 1.02%
FMC Corp.	5.802%	4/3/2023	$5,000,000	$5,000,000
Jabil, Inc.	5.68%	4/3/2023	6,652,000	6,652,000
Jabil, Inc.	5.681%	4/3/2023	1,678,000	1,678,000
Total				13,330,000
Total Commercial Paper (cost $23,593,546)				23,601,000

REPURCHASE AGREEMENTS 2.31%
Repurchase Agreement dated 3/31/2023, 2.400% due 4/3/2023 with Fixed Income Clearing Corp. collateralized by $31,708,800 of U.S. Treasury Note at 2.375% due 8/15/2024; value: $30,925,870; proceeds: $30,325,504; (cost $30,319,440)			30,319,440	30,319,440
Total Short-Term Investments (cost $53,912,986)				53,920,440
Total Investments in Securities 97.42% (cost $1,396,384,133)				1,277,878,768
Other Assets and Liabilities – Net(j)2.58%				33,875,217
Net Assets 100.00%				$1,311,753,985

CAD	Canadian Dollar.
EUR	Euro.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2023, the total value of Rule 144A securities was $874,286,943, which represents 66.65% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2023.
*	Non-income producing security.
(a)	Principal amount represents ownership shares of the Trust.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Foreign security traded in U.S. dollars.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Defaulted (non-income producing security).
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2023.
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(j)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and swap contracts as follows:

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

March 31, 2023

Centrally Cleared Credit Default Swap Contracts on Issuers - Buy Protection at March 31, 2023(1):

Referenced Issuers	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Depreciation(3)	Value
ICC FRGERMANY(4)(5)	Bank of America	0.250%	12/20/2026	$35,000,000	$(125,594)	$(47,651)	$(173,245)
ICC FRGERMANY(4)(5)	Bank of America	0.250%	12/20/2027	10,000,000	(14,899)	(33,504)	(48,403)
					$(140,493)	$(81,155)	$(221,648)

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at March 31, 2023(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation(3)	Value
AMERAIAI(4)(5)	Bank of America	5.000%	12/20/2024	$14,000,000	$(520,960)	$84,827	$(436,133)
Markit CMBX.NA.BBB-.9(6)	Citibank	1.000%	12/20/2024	10,000,000	(914,122)	163,443	(750,679)
					$(1,435,082)	$248,270	$(1,186,812)

Referenced Indexes	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Depreciation(3)	Value
Markit CMBX.NA.BBB-.9(6)	Morgan Stanley	5.000%	12/20/2024	$15,000,000	$(1,184,929)	$(248,545)	$(1,433,474)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap contract agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap contracts and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contract agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes amounted to $248,270. Total unrealized depreciation on Credit Default Swap Contracts on Indexes amounted to $329,700.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	Moody’s Credit Rating: Baa3.
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swap Contracts on Indexes, which is comprised of a basket of commercial mortgage-backed securities.

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2023

Credit Default Swap Contracts on Issuers - Buy Protection at March 31, 2023(1):

Referenced Issuers	Swap Counterparty	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ Depreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Swedbank AB(5)	Barclays Capital, Inc.	(1.000%)	6/20/2027	18,000,000	$(189,341)	$(151,470)	$(340,811)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap contracts and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts in Indexes amounted to $0. Total unrealized depreciation on Credit Default Swap Contracts on Indexes amounted to $151,470.
(4)	Includes upfront payments paid (received).
(5)	Moody’s Credit Rating: Baa3.

Forward Foreign Currency Exchange Contracts at March 31, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Morgan Stanley	6/13/2023	1,083,000	$1,158,634	$1,179,150	$20,516
Canadian dollar	Sell	State Street Bank and Trust	4/20/2023	6,500,000	4,831,223	4,810,632	20,591
Euro	Sell	Morgan Stanley	6/13/2023	837,000	911,643	911,310	333
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$41,440

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	Morgan Stanley	6/13/2023	1,574,000	$1,696,164	$1,713,742	$(17,578)
Euro	Sell	State Street Bank and Trust	6/13/2023	56,681,000	60,304,050	61,713,206	(1,409,156)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,426,734)

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

March 31, 2023

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Automobiles	$–	$71,838,806	$15,551,224	$87,390,030
Other	–	92,972,963	16,896,732	109,869,695
Remaining Industries	–	9,619,595	–	9,619,595
Common Stocks	–	128,472	–	128,472
Convertible Bonds	–	54,913,218	–	54,913,218
Corporate Bonds	–	781,668,972	–	781,668,972
Floating Rate Loans	–	118,137,185	–	118,137,185
Non-Agency Commercial Mortgage-Backed Securities	–	60,172,780	1,066,368	61,239,148
Preferred Stocks	–	965,839	–	965,839
Warrants	–	26,174	–	26,174
Short-Term Investments
Commercial Paper	–	23,601,000	–	23,601,000
Repurchase Agreements	–	30,319,440	–	30,319,440
Total	$–	$1,244,364,444	$33,514,324	$1,277,878,768
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(2,841,934)	–	(2,841,934)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(340,811)	–	(340,811)
Forward Foreign Currency Exchange Contracts
Assets	–	41,440	–	41,440
Liabilities	–	(1,426,734)	–	(1,426,734)
Total	$–	$(4,568,039)	$–	$(4,568,039)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Notes to Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

March 31, 2023

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Non-Agency Commercial Mortgage- Backed
Balance as of January 1, 2023	$18,961,143	$1,490,155
Accrued Discounts (Premiums)	7,287	–
Realized Gain (Loss)	–	–
Change in Unrealized Appreciation (Depreciation)	(3,720,776)	6,525
Purchases	13,905,000	–
Sales	–	–
Transfers into Level 3(a)	3,295,302	–
Transfers out of Level 3(a)	–	(430,312)
Balance as of March 31, 2023	$32,447,956	$1,066,368
Change in unrealized appreciation/depreciation for the period ended March 31, 2023, related to Level 3 investments held at March 31, 2023	$(3,720,776)	$6,525

(a)	The fund recognizes transfers within the fair value of hierarchy as of the beginning of the period. Transfers into and out of level 3 were primarily related to the availability of market quotations in accordance with valuation methodology.

See Notes to Schedule of Investments.	13

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Credit Opportunities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified, closed-end management investment company that continuously offers its common shares (the “Shares”) and is operated as an interval fund. The Fund was organized as a Delaware statutory trust on September 18, 2018. The Fund had a sale to Lord, Abbett & Co. LLC (“Lord Abbett”) of 10,000 shares of common stock for $100,000 ($10.00 per share). The Fund commenced operations on February 15, 2019.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”) the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that preforms these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

14

Notes to Schedule of Investments (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of March 31, 2023 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

15

Notes to Schedule of Investments (unaudited)(concluded)

4.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of March 31, 2023, the Fund did not loan any securities.

16

QPHR-CREDIT-1Q
(05/23)